SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues		$ 62,108.5	$ 49,610.7	$ 47,702.0
Expenses
Interest expense		268.4	243.5	218.6
Total expenses		57,204.8	48,688.6	43,492.0
Income before income taxes		4,903.7	922.1	4,210.0
Benefit for income taxes		(1,001.3)	(200.6)	(859.1)
Net income		3,902.4	721.5	3,350.9
Other comprehensive income (loss)		1,186.3	(2,842.7)	(891.0)
Comprehensive income (loss)		5,088.7	(2,121.2)	2,459.9
Parent Company
Revenues
Dividends from subsidiaries		399.0	540.5	2,847.0
Undistributed income from subsidiaries		3,572.3	325.0	674.9
Equity in net income of subsidiaries		3,971.3	865.5	3,521.9
Intercompany investment income		204.3	92.7	4.5
Total revenues		4,175.6	958.2	3,526.4
Expenses
Interest expense		270.0	246.0	220.0
Deferred compensation	[1]	20.4	25.3	8.8
Other operating costs and expenses		7.6	6.8	6.8
Total expenses		298.0	278.1	235.6
Income before income taxes		3,877.6	680.1	3,290.8
Benefit for income taxes		24.8	41.4	60.1
Net income		3,902.4	721.5	3,350.9
Other comprehensive income (loss)		1,186.3	(2,842.7)	(891.0)
Comprehensive income (loss)		$ 5,088.7	$ (2,121.2)	$ 2,459.9

[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.